Employee Benefits and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits and Liabilities (Textual)
Expense in defined contribution plans	$ 325	$ 299